Commitments (Summary Of Credit-Related Commitments And Purchase And Funding Commitments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Commitments [Abstract]
Financing and leasing assets - Due to Expire Within One Year	$ 799.7
Financing and leasing assets - Due to Expire After One Year	3,526.1
Financing and leasing assets - Total Outstanding	4,325.8	3,301.2
Standby letters of credit - Due to Expire Within One Year	36.8
Standby letters of credit - Due to Expire After One Year	265.5
Standby letters of credit - Total Outstanding	302.3	238.5
Other letters of credit - Due to Expire Within One Year	35.9
Other letters of credit - Total Outstanding	35.9	53.6
Deferred purchase credit protection agreements - Due to Expire Within One Year	1,771.6
Deferred purchase credit protection agreements - Total Outstanding	1,771.6	1,841.5
Guarantees, acceptances and other recourse obligations - Due to Expire Within One Year	3.9
Guarantees, acceptances and other recourse obligations - Total Outstanding	3.9	17.4
Aerospace manufacturer purchase commitments - Due To Expire Within One Year	729.3
Aerospace manufacturer purchase commitments - Due To Expire After One Year	8,015.2
Aerospace manufacturer purchase commitments - Total Outstanding	8,744.5	9,168.3
Rail and other manufacturer purchase commitments - Due to Expire Within One Year	648.9
Rail and other manufacturer purchase commitments - Due to Expire After One Year	405.1
Rail and other manufacturer purchase commitments - Total Outstanding	1,054.0	927.4
Commercial loan portfolio purchase commitment - Total Outstanding		$ 1,258.3